Offerings - Offering: 1	Aug. 04, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 140,000,000.00
Amount of Registration Fee	$ 21,434.00
Offering Note	Note 1a Calculated as the aggregate maximum purchase price for limited liability company interests. The fee of $21,434.00 was paid by CPG Carlyle Commitments Master Fund, LLC in connection with filing its Schedule TO-I (See Ironwood Multi-Strategy Fund LLC, et al. (April 20, 2017)). This is the final amendment to the Schedule TO and is being filed to report the results of the offer. Note 1b Calculated at 0.015310% of the Transaction Valuation.